Assumed contingent obligation related to the business combination - Reconciliation of changes in contingent liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Beginning balance	£ 802	£ 594
Re-measurement of assumed contingent obligation	0	86
Impact of changes in foreign exchange rates	(23)	37
Unwinding of discount factor	96	85
Ending balance	£ 875	£ 802